Cover	Dec. 08, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42251
Entity Registrant Name	YHN Acquisition I Limited
Entity Central Index Key	0002020987
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	2/F, Hang Seng Building
Entity Address, Address Line Two	200 Hennessy Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	+852
Local Phone Number	5499 8101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, no par value, and one Right entitling the holder to receive one-tenth of an Ordinary Share
Title of 12(b) Security	Units, each consisting of one Ordinary Share, no par value, and one Right entitling the holder to receive one-tenth of an Ordinary Share
Trading Symbol	YHNAU
Security Exchange Name	NASDAQ
Ordinary Share
Title of 12(b) Security	Ordinary Share
Trading Symbol	YHNA
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	YHNAR
Security Exchange Name	NASDAQ